Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Total financial assets	$ 1,743,889	$ 1,616,873
Loans and advances - Credit institutions
Financial assets
Reciprocal accounts	17,583	17,820
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	14,585	13,234
Reverse repurchase agreements	102,652	58,486
Other accounts	8,232	5,438
Total financial assets	143,052	94,978
Loans and advances - Credit institutions | Mexican peso
Financial assets
Total financial assets	103,094	83,382
Loans and advances - Credit institutions | US dollar
Financial assets
Total financial assets	39,759	11,579
Loans and advances - Credit institutions | Other currencies
Financial assets
Total financial assets	$ 199	$ 17